J.P. Morgan Mortgage Trust 2020-8 ABS-15G

Exhibit 99.23

JPMMT 2020-8 Rebuttal Findings 10.05.2020
Seller:

Deal ID:

Total Loan Count: 8

Loan Number	Last Name	Note Date	Original Loan Amount	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Final Rating	Final Credit Rating	Final Compliance Rating	Final Property Valuation Rating	Final Overall Grade(Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Loan Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)
301287087	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Appraisal Misc-

The Fannie Mae and XXXX Mac UCDP SSR is missing from the loan file. Please provide.

Response 1 XXXX 1:05PM)
Documentation received is sufficient. (Resolved)

(Clear) LDP/EPL-

A fraud reporting tool is missing from the loan file. Please provide searches for all Loan Participants across all OFAC, XXXX Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists.

Response 1 XXXX 1:16PM)
Documentation received is sufficient. (Resolved)

(Clear) Application-

Please provide a final application to match the 1008 income as signed off on by the originating underwriter.

Response 1 XXXX 1:28PM)
					Documentation received is sufficient. (Resolved)	(Clear) The loan file meets all applicable valuation guidelines- The appraisal under review was performed and completed by an appropriately licensed appraiser. The XXXX supports the appraised value. Meets guidelines.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
301558095	XXXX	XXXX	XXXX	(Clear) QM - Rebuttable Presumption (HPML)-

The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. The loan exceeds the QM HPML APR threshold as follows: The loan has an APR of 5.929%. The APR threshold to qualify for a safe harbor is 5.290%. The date used for rate set is XXXX The loan is a non-compliant HPML. Appraisal requirements have not been met. There is no acknowledgment/evidence in the loan file that the consumer received the appraisal at least 3 business days prior to closing. Truth in Lending Act (Regulation Z)12 CFR 1026.43(e)(1)(ii)

Response 1 XXXX 4:03PM)
No additional documentation received (Upheld)

Response 2 XXXX 12:14PM)
The provided documentation is sufficient to cure the finding. (Resolved)	(Clear) Miscellaneous-

The loan transmittal summary/1008 is not signed by the originating underwriter. Please provide.

Response 1 XXXX 2:06PM)
Awaiting Seller documentation. (Upheld)

Response 2 XXXX 7:12AM)
Documentation received is sufficient. (Resolved)

(Clear) Miscellaneous-

The loan closed XX The credit report XX reflects the mortgage with XXXX secured by the primary residence with a date of last activity through XXXX and the HELOC with XXXX secured by the primary residence with a date of last activity through XXXX Please provide a credit update or documentation to reflect the liens current through XXXX

Response 1 XXXX 2:25PM)
The loan file does not contain the mortgage statements referenced in the LOE. Please provide. (Upheld)

Response 2 XXXX 10:28AM)
Mortgage Statements provided verified payments through XXXX as payment on XXXX was verified for XXXX loan and payment on XXXX was verified for XXXX HELOC. Documentation verifying payment in XXXX for both liens is still not provided and required. (Upheld)

Response 3 XXXX 11:06AM)
Awaiting seller documentation. (Upheld)

Response 4 XXXX 7:30AM)
Documentation received is sufficient. (Resolved)

(Clear) Assets Misc-

The loan application reflects the following net sales proceeds from the sale of XXXX in the amount of XXXX and the executed Settlement Statement is missing from the file. Please provide the executed Settlement Statement to reflect the net proceeds and payment of the mortgage with XXXX.

Response 1 XXXX 2:07PM)
Awaiting Seller documentation. (Upheld)

Response 2 XXXX 7:14AM)
Documentation received is sufficient. (Resolved)

(Clear) Income Docs-

The income is not documented properly according to guides. The borrower is employed with XXXX. The most recent paystub in the file is dated XXXX The loan closed XXXX Guidelines require credit documents to be dated within 90 days of the Note date. Please provide a recent paystub dated within 90 days of XXXX

Response 1 XXXX 2:09PM)
Awaiting Seller documentation. (Upheld)

Response 2 XXXX 11:05AM)
Documentation provided is sufficient. (Resolved)

(Clear) REO PITI-

The Borrowers own other real estate and the PITI for each additional mortgage is not confirmed/documented. The loan application reflects the borrower's primary residence as being escrowed. Please provide documentation to support mortgage with XXXX is escrowed.

Response 1 XXXX 2:26PM)
The loan file does not contain evidence the primary mortgage is escrowed as referenced in the LOE. Please provide. (Upheld)

Response 2 XXXX 10:32AM)
Documentation provided is sufficient. (Resolved)

(Clear) Hazard Insurance-

The dwelling coverage reflected on the hazard insurance policy is XXXX The loan amount is XXXX The total cost new per the appraisal is XXXX hazard insurance policy does not reflect guaranteed replacement cost or increased percentage dwelling coverage. The file does not contain a replacement cost estimate from the insurance company. The dwelling coverage appears insufficient. Please provide verification of sufficient dwelling coverage.

Response 1 XXXX 2:10PM)
Awaiting Seller documentation. (Upheld)

Response 2 XXXX 7:18AM)
Only the Insurance Agent cover letter was provided. HOI evidence is still required. Please provide. (Upheld)

Response 3 XXXX 10:21AM)
Email from insurance agent reflected 100% replacement cost and 25% increased coverage to dwelling A was included. HOI Policy provided did not reflect 100% replacement cost or 25% increased coverage. Dwelling coverage of XXXX with the 10% increase for Law and Ordinance is XXXX plus the other structures for coverage B of XXXX is XXXX Loan amount is XXXX and appraisal reflected total cost of new of XXXX Detailed HOI Policy which specifically includes 100% replacement cost or 25% increased coverage to dwelling A is still required. (Upheld)

Response 4 XXXX 11:03AM)
Awaiting seller documentation. (Upheld)

Response 5 (01/17/2020 7:25AM)
Documentation received is sufficient. (Resolved)

(Clear) Inc Misc-

The borrower's monthly wage income increased from XXXX in XXXX to XXXX in XXXX Current monthly YTD wage income XXXX with bi-weekly monthly pay of XXXX Please provide signed and dated letter of explanation for increased income in XXXX

Response 1 XXXX 2:14PM)
Explanation received is sufficient. (Resolved)

(Clear) Appraisal Misc-

Per the guidelines for the appraisal review, for loan amounts less than or equal to XXXX, a full appraisal and a XXXX analysis is required, or a 2nd full appraisal in addition to the 1st full appraisal is required. The loan file contained only 1 full appraisal. Please provide either a 2nd full appraisal or a XXXX analysis.

Response 1 XXXX 2:10PM)
Awaiting Seller documentation. (Upheld)

Response 2 XXXX 7:20AM)
					Documentation received is sufficient. (Resolved)	(Clear) The loan file meets all applicable valuation guidelines- The appraisal under review was performed and completed by an appropriately licensed appraiser. Meets guidelines.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
301558075	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The CU Score was 4.4 and the loan file did not contain a XXXX supporting the origination appraisal value. Response 1 XXXX 4:13PM) The XXXX supported the original appraised value within a 10% variance.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
301751283	XXXX	XXXX	XXXX	(Clear) TRID CD- premiums Optional-

The Home Warranty on the CD issued on XXXX is not followed by the word Optional. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.

Response 1 XXXX 1:05PM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Clear) Tool Kit- late-

There is no date provided on the Home Loan Toolkit in the file to determine if the booklet was disclosed to the consumer(s) within 3 days of the application date, XXXX

Response 1 XXXX 1:06PM)
				The provided documentation is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) The loan file meets all applicable valuation guidelines- The loan file meets all applicable valuation guidelines. The loan file contains a XXXX that supports the opinion of value in the origination appraisal report.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
301558052	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The FNMA UCDP reflected a CU score of 2.7 which does not support the appraised value. Response 1 XXXX 3:09PM) The AVM had a High Confidence score and supported the original appraised value within a 10% variance.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
301751276	XXXX	XXXX	XXXX	(Clear) TRID CD- Closing Information/Closing Date- The CD issued on XXXX does not reflect the correct Closing Date. Response 1 XXXX 7:57AM) The provided documentation is sufficient to cure the finding. (Resolved)	(Clear) VVOE required- A VVOE dated within 10 business days of Note date XXXX is required per the guidelines. The file does not contain a VVOE. Please provide. Response 1 XXXX 7:04PM) Documentation received is sufficient. (Resolved) (Clear) Hazard Insurance- The hazard insurance policy provided reflects the effective date of XXXX The Note date is XXXX and the disbursement date is XXXX Please provide a hazard insurance policy with the effective date of at the least XXXX Response 1 XXXX 8:20AM) Documentation received is sufficient. (Resolved)	(Clear) The loan file meets all applicable valuation guidelines- The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contains a Collateral Risk Review supporting the opinion of value in the origination appraisal report.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
301558047	XXXX	XXXX	XXXX	(Clear) TRID - Post-Consummation CD delivery date Borrower paid amount-

The file contains a certified ALTA statement dated XXXX The statement does not match the revised CD dated XXXX and no post consummation CD was provided in the file. Per § 1026.19(f)(2)(iii, creditors must provide a corrected Closing Disclosure if an event in connection with the settlement occurs during the 30-calendar-day period after consummation that causes the Closing Disclosure to become inaccurate and results in a change to an amount paid by the consumer from what was previously disclosed. Per the CD, the consumer owed XXXX at consummation; however, per the ALTA statement, the consumer owed XXXX The fees appear to be in the following sections: B. Services Borrower Did Not Shop For, F. Prepaids, G. Initial Escrow Payment at Closing. The fees in Section B are subject to tolerance.

Response 1 XXXX 3:40PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID CD ' Incorrect Section-

The Document Preparation Fee payable to Loan Systems (3rd Party Fee) was included in Section A. Origination of the CD issued on XXXX The fee should have been entered under Section B. Services Borrower Did Not Shop For. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.

Response 1 XXXX 3:43PM)
The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Tax Transcripts Missing-

The most recent 2 year's personal tax transcripts are missing from the loan file. Please provide.

Response 1 XXXX 7:00AM)
Documentation received is sufficient. (Resolved)

(Clear) LDP/EPL-

Please provide searches for the following Loan Participants across all OFAC, XXXX Exclusionary, LDP, and SAM lists or provide a Lender Certification that all Loan Participants were searched across all lists: (1) appraiser and appraisal company, XXXX with XXXX

Response 1 XXXX 1:22PM)
Documentation received is sufficient. (Resolved)

(Clear) Miscellaneous-

The drive report MERS section reflects a property located at XXXX with a Note date of XXXX loan amount of XXXX and service organization as XXXX (borrower's employer). The loan file does not reflect this property. Please provide documentation the borrower has no ownership in the property. If owned by the borrower, please provide updated loan application/1008 to reflect the property/PITI. Also provide documentation to verify mortgage loan payment history current through XXXX

Response 1 XXXX 1:24PM)
Documentation received is sufficient. (Resolved)

(Clear) Reserve Assets-

Reserves required of XXXX A portion of reserves coming from the borrower's employer retirement savings plan with XXXX, and the withdraw terms are not provided in the file. Please provide.

Response 1 XXXX 1:33PM)
The seller rebuttal reflects a statement balance for XXXX of $159,806 as of 11/22; however, XXXX statement in the file dated 12/12 reflects a balance of XXXX Please provide terms of withdrawal for the XXXX. (Upheld)

Response 2 XXXX 7:01AM)
Documentation received is sufficient. (Resolved)

(Clear) Inc Misc-

Any income variations in the current year greater than 20% from the prior year require an explanation. The borrower's commission income increased from XXXX in 2018 to XXXX in the current year, which is a 22% increase. Please provide a signed and dated letter of explanation.

Response 1 XXXX 1:35PM)
					Documentation received is sufficient. (Resolved)	(Clear) The loan file meets all applicable valuation guidelines- The appraisal under review was performed and completed by an appropriately licensed appraiser. A 2nd full appraisal supports the appraised value. Meets guidelines.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
301751270	XXXX	XXXX	XXXX	(Clear) TRID CD- premiums Optional-

The Home Warranty on the CD issued on XXXX is not followed by the word Optional. Analyst unable to determine if the fee is a seller cost as the purchase contract does not specify if the buyer or seller will pay the warranty. Items that disclose any premiums paid for separate insurance, warranty, guarantee, or event-coverage products not required by the creditor must include the parenthetical description (optional) at the end of the label. (' 1026.37(g)(4)(ii)). Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.

Response 1 XXXX 12:57PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID CD ' Incorrect Section-

The Title - Lender's Title Insurance was included in Section B. Services You Cannot Shop For of the CD issued on XXXX The fee should have been entered under Section C. Services You Can Shop For. Violation may be cured with a LOE, corrected PCCD, and proof of delivery, 60 days from consummation.

Response 1 XXXX 12:58PM)
				The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Miscellaneous- The loan file is missing a Loan Transmittal executed by the underwriter. Please provide. Response 1 XXXX 10:34AM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a XXXX that supports the opinion of value in the origination appraisal report.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A